17 COMMITMENTS AND CONTINGENCIES - Future minimum rental payments under these lease agreements (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Years ending December 31, (amounts in thousands)
2017	$ 251,512
2018	112,901
2019	79,478
2020	18,754
Total	$ 462,645